Share Capital	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Share Capital

10. Share Capital

The Company was incorporated on December 11, 2007 with authorized share capital of 500 shares of common stock with a par value of $0.001 per share. On May 9, 2008, the Company's Articles of Incorporation were amended. Under the amended Articles of Incorporation, the Company's authorized capital stock consists of 200,000,000 shares of common stock with a par value of $0.001 per share, of which 54,500,000 shares were issued prior to the listing of the Company's common stock on the NYSE, completed on June 3, 2008, and 20,000,000 shares of preferred stock with a par value of $0.01 per share. In connection with the IPO process, Vorini Holdings sold 10,000,000 shares of common stock of the Company with a par value of $0.001 per share at a price of $19 per share. No proceeds were paid to the Company.

In March 2010, the Company successfully completed a public offering, whereby 10,350,000 shares of Safe Bulkers common stock were issued and sold at a price of $7 per share, and a private placement, whereby 1,000,000 shares of Safe Bulkers common stock was issued and sold to Vorini Holdings. The net proceeds of the public offering and the private placement were $74,967, net of underwriting discount of $3,150 and offering expenses of $861.

In April 2011, the Company successfully completed a public offering, whereby 5,000,000 shares of Safe Bulkers common stock were issued and sold at a price of $8.4 per share. The net proceeds of the public offering were $39,637, net of underwriting discount of $2,100 and offering expenses of $263.

In March 2012, the Company successfully completed a public offering, whereby 5,750,000 shares of Safe Bulkers common stock were issued and sold at a price of $6.5 per share. The net proceeds of the public offering were $35,237, net of underwriting discount of $1,869 and offering expenses of $268.

In June 2013, the Company successfully completed a public offering, whereby 800,000 shares of Safe Bulkers series B cumulative redeemable perpetual preferred shares were issued and sold at a price of $25.00 per share, and a private placement, whereby 800,000 shares of Safe Bulkers series B cumulative redeemable perpetual preferred shares were issued and sold to Chalkoessa, at the public offering price. The net proceeds of the public offering and the private placement were $38,865 net of underwriting discount of $672 and offering expenses of $463.

In November 2013, the Company successfully completed a public offering, whereby 5,750,000 shares of Safe Bulkers common stock were issued and sold at a price of $7.43 per share, and a private placement, whereby 1,000,000 shares of Safe Bulkers common stock were issued and sold to Bellapais, at the public offering price. The net proceeds of the public offering and the private placement were $47,980, net of underwriting discount of $1,898 and offering expenses of $275.

Pursuant to an arrangement approved by the Company's shareholders' and the nominating and compensation committee, effective July 1, 2008, the audit committee chairman receives the equivalent of $15 every quarter, payable in arrears in the form of newly issued Company common stock as part compensation for services rendered as audit committee chairman. The number of shares to be issued is determined based on the closing price of the Company's common stock on the last trading day prior to the end of each quarter in which services were provided and the shares are issued as soon as practicable following the end of the quarter. During the years ended December 31, 2012 and 2013, 9,767 shares and 12,517 shares, respectively, were issued to the audit committee chairman.

Pursuant to an arrangement approved by the Company's shareholders and the nominating and compensation committee, effective January 1, 2010, the independent directors of the Company, other than the audit committee chairman, each receive the equivalent of $7.5 every quarter, payable in arrears in the form of newly issued Company common stock as part compensation for services rendered as independent directors. The number of shares to be issued is determined as noted above. During the years ended December 31, 2012 and 2013, 9,768 shares and 12,516 shares, respectively were issued to the independent directors of the Company, other than the audit committee chairman.